Apr. 30, 2023
Bridges Investment Fund
Bridges Investment Fund
Investment Objective:
Bridges Investment Fund (the “Fund”) seeks long-term capital appreciation, with a secondary objective of generating a modest amount of current income.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees(fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) on Reinvested Dividends and other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None

Annual Fund Operating Expenses(1)(2)(expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses(1)(2) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Distribution (12b-1) Fees	None
Other Expenses(3)	0.25%
Total Annual Fund Operating Expenses(4)	0.75%

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$77	$240	$417	$930

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund is the successor to the Predecessor Fund. During the most recent fiscal year, the Predecessor Fund’s portfolio turnover rate was 10.9% of the average value of its portfolio. For more information regarding the Predecessor Fund, please see the discussion under “Performance.”
Principal Investment Strategies of the Fund:
The Fund seeks to achieve its investment objectives by investing primarily in a diversified portfolio of common stocks, which Fund management believes offers the potential for increased earnings and dividends over time. Normally, such equity securities will represent 60% or more of the Fund’s net assets. However, the overall asset allocation is set by Fund management’s determination of the most attractive risk adjusted return opportunities available in both equity and fixed income securities.
The equity investment approach of Bridges Investment Management, Inc. (“BIM” or the “Adviser”) emphasizes owning securities of the companies in the Fund which it believes offer the best potential for above-average, long-term capital appreciation. The Adviser’s equity investment process focuses on identifying companies which have accelerating revenues, earnings growth, strong dividend growth potential, free cash flow growth, expanding margins and strong balance sheets. Market capitalization or company size is a result of this investment approach rather than an active investment consideration. Historically, the Fund has primarily owned equity securities in larger companies, although at any time, the Fund may own securities in small, medium, or large size companies. The Fund may also invest in common stocks which the Adviser believes may be cyclically depressed or undervalued, and therefore, may offer potential for capital appreciation. The Fund may, from time to time, have significant exposure to one or more sectors of the market. As of December 31, 2022, 39.44% of the Predecessor Fund’s net assets were invested in securities of issuers within the information technology sector.
In pursuing these principal investment objectives, the Fund may invest up to 15% of its total assets in U.S. dollar-denominated securities of foreign issuers traded on U.S. exchanges, and up to 20% of its total assets in American Depositary Receipts (“ADRs”) traded on U.S. exchanges or in the U.S. over-the-counter market.
In addition, to generate current income, as part of its principal strategy the Fund may acquire investment grade corporate bonds, debentures, U.S. Treasury bonds and notes, and preferred stocks. Historically, such fixed income securities have not constituted more than 40% of the market value of the Fund’s portfolio and generally represent a small portion of the Fund’s portfolio. When the Fund acquires fixed income securities, the Adviser primarily has two considerations that drive its maturity strategy. First, the Adviser will generally manage the weighted average life of the Fund’s fixed income portfolio given its perception of where value lies at any point in time on the yield curve. Second, the Adviser will manage the weighted average life of the Fund’s fixed income portfolio based on its intermediate to longer-term outlook for interest rates at any point in time.
The allocation of Fund investments among common stocks and other equity securities and bonds and other debt securities (including U.S. Treasury securities) is based on the Adviser’s judgments about the potential returns and risks of each class. The Adviser considers a number of factors when making these allocations, including economic conditions and monetary factors, inflation and interest levels and trends, and fundamental factors (such as price/earnings ratios or growth rates) of individual companies in which the Fund invests.
The Adviser may sell a security or reduce its position if the investment strategy is violated, a more attractively priced security is found, or the security becomes overvalued relative to the long-term expectation.

Principal Risks of Investing in the Fund:
The risks associated with an investment in the Fund can increase during times of significant market volatility. There is the risk that you could lose all or a portion of your investment in the Fund. The following risks are considered principal to the Fund and could affect the value of your investment in the Fund:
Equity Securities Risk. Equity securities are susceptible to general stock market fluctuations which may result in volatile increases and decreases in value. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.
Large-Cap Investment Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors.
Mid-Cap and Small-Cap Investment Risk. Securities of mid-cap and small-cap companies may possess comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations.
Sector Emphasis Risk. From time to time, the Fund may invest 25% or more of its assets in one or more sectors subjecting the Fund to sector emphasis risk. This is the risk that the Fund is subject to a greater risk of loss as a result of adverse economic, business, or other developments affecting a specific sector that the Fund has a focused position in, than if its investments were diversified across a greater number of industry sectors. Some sectors possess particular risks that may not affect other sectors.
•Information Technology Sector Risk: The information technology sector can be significantly affected by rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, government regulation, and general economic conditions.
The remaining risks are also considered “principal risks” of investing in the Fund, regardless of the order in which they appear.
Asset Allocation Risk: The risk that the Fund’s investment performance may depend, at least in part, on how its assets are allocated and reallocated among asset classes, sectors, underlying funds, and/or investments and that such allocation will focus on asset classes, sectors, underlying funds, or investments that perform poorly or underperform other asset classes, sectors, underlying funds, or available investments.
Debt Securities Risks:
•Credit Risk: The risk that an issuer of a fixed income security will fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer’s financial strength, the market’s perception of an issuer’s creditworthiness, or in a security’s credit rating may affect a security’s value. In addition, investments in sovereign debt involves a heightened risk that the issuer responsible for repayment of the debt may be unable or unwilling to pay interest and repay principal when due, and the Fund may lack recourse against the issuer in the event of default. Investments in sovereign debt are also subject to the risk that the issuer will default independently of its sovereign. Below investment grade securities (high yield/junk bonds) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those securities to make principal and interest payments than is the case with issuers of investment grade securities.
•Interest Rate Risk: The risk that debt instruments will change in value because of changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration. Bonds and other debt instruments typically have a positive duration. The value of a debt instrument with positive duration will generally decline if interest rates increase. Certain other investments, such as interest-only securities and certain derivative instruments, may have a negative duration. The value of instruments with a negative duration will generally decline if interest rates decrease. Inverse floaters, interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments.
Foreign Securities and ADR Risk. Investing in foreign securities and ADRs may involve increased risks including political and economic risks, greater volatility, currency fluctuations, higher transaction costs, and delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes due to a number of factors, including: inflation (or expectations for inflation); interest rates; global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; and government controls. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.
Management Risk: The Fund may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Predecessor Fund’s performance from year to year and how the Predecessor Fund’s average annual returns over time compare with those of a broad measure of market performance, as well as indices that reflect the market sectors in which the Fund invests. The returns presented reflect the performance of the Predecessor Fund. Prior to the commencement of the Fund’s operations, the Fund operated as the Predecessor Fund. The Fund has adopted the performance of the Predecessor Fund as a result of a reorganization in which the Fund acquired all the assets and liabilities of the Predecessor Fund (the “Reorganization”). The closing of the Reorganization commenced after the close of business on December 30, 2022. Prior to the Reorganization, the Fund was a “shell” Fund with no assets and had not commenced operations. The Predecessor Fund had the same portfolio management team, investment objectives and strategies as the Fund. The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Total Return for the Calendar Years Ended December 31

The Predecessor Fund’s highest and lowest returns for a calendar quarter during the 10-year period shown on the bar chart are a return of 26.30% for the quarter ended June 30, 2020, and -19.75% for the quarter ended June 30, 2022.
Average Annual Total Returns for the Predecessor Fund(for the periods ended December 31, 2022)

Average Annual Total Returns for the Predecessor Fund (for the periods ended December 31, 2022)
	Past One Year	Past Five Years	Past Ten Years
Return Before Taxes	-28.75%	7.61%	10.65%
Return After Taxes on Distributions	-29.82%	6.47%	9.67%
Return After Taxes on Distributions and Sale of Fund Shares	-16.16%	6.07%	8.73%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	-18.11%	9.42%	12.56%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. Furthermore, after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). In certain cases, the figure representing “Return after Taxes on Distribution and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.